Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders Equity Note [Abstract]
Summary of Stock Options transactions

The following table summarizes stock option transactions for the year ended December 31, 2019:

	Total options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2017	481,760	$3.20	7.44	$757
Granted	109,215	3.98
Exercised	(726)	6.94
Forfeited	(55,198)	4.10
Outstanding at December 31, 2018	535,051	$3.25	6.86	$8
Granted	662,470	1.45
Exercised	(725,719)	1.28
Forfeited	(28,255)	2.63
Outstanding at December 31, 2019	443,547	$3.84	7.80	$3,796
Options vested and expected to vest as of December 31, 2019	431,220	3.89	7.76	3,669
Options exercisable as of December 31, 2019	354,028	3.86	7.38	3,023

Summary of Restricted Stock units Award Transactions

The following table summarizes RSU transactions for the year ended December 31, 2019:

	Total RSUs	Weighted average grant date fair value per share
Outstanding at December 31, 2017	242,574	$4.32
Granted	228,015	3.98
Forfeited	(5,022)	4.32
Outstanding at December 31, 2018	465,567	$4.15
Released	(339,025)	4.16
Forfeited	(126,542)	4.11
Outstanding at December 31, 2019	—	$—
RSUs vested and expected to vest as of December 31, 2019	—	—
RSUs vested, but not yet issued as of December 31, 2019	—	—

Summary of Common Stock Reserved for Future Issuance

Common stock reserved for future issuance consists of the following at December 31, 2019 and December 31, 2018 (in thousands):

	December 31, 2019	December 31, 2018
Warrants to purchase common stock	466	1,177
Public Warrants to purchase common stock*	3,734	3,734
Stock options issued and outstanding	444	535
Restricted stock units issued and outstanding	—	466
Authorized for future option grants	143	689
Total common stock reserved for future issuance	4,787	6,601

*	Public Warrants are presented as four Public Warrants are needed to purchase one share of common stock.